Himax Technologies, Inc. (the Parent Company only) (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Condensed Financial Statements, Captions [Line Items]
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Tax	$ (25)	$ 6	$ (168)